Goodwill and Other Intangible Assets (Changes in Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, gross, beginning balance	$ 3,900,655		$ 3,902,935
Accumulated impairment losses, beginning balance	(385,000)		(385,000)
Goodwill, net, beginning balance	4,340,485		3,515,655	3,517,935
Goodwill acquired	956,359	[1]
Goodwill trasnfers	0	[2]
Foreign currency translation	(131,529)		(2,280)
Goodwill, gross, ending balance	4,725,485		3,900,655
Accumulated impairment losses, ending balance	(385,000)		(385,000)
Goodwill, net, ending balance	4,340,485		3,515,655	3,517,935
Generics Segment
Goodwill [Line Items]
Goodwill, gross, beginning balance	3,194,148		3,196,428
Accumulated impairment losses, beginning balance	0		0
Goodwill, net, beginning balance	3,991,376		3,194,148	3,196,428
Goodwill acquired	956,359	[1]
Goodwill trasnfers	(27,602)	[2]
Foreign currency translation	(131,529)		(2,280)
Goodwill, gross, ending balance	3,991,376		3,194,148
Accumulated impairment losses, ending balance	0		0
Goodwill, net, ending balance	3,991,376		3,194,148	3,196,428
Specialty Segment
Goodwill [Line Items]
Goodwill, gross, beginning balance	706,507		706,507
Accumulated impairment losses, beginning balance	(385,000)		(385,000)
Goodwill, net, beginning balance	349,109		321,507	321,507
Goodwill acquired	0	[1]
Goodwill trasnfers	27,602	[2]
Foreign currency translation	0		0
Goodwill, gross, ending balance	734,109		706,507
Accumulated impairment losses, ending balance	(385,000)		(385,000)
Goodwill, net, ending balance	$ 349,109		$ 321,507	$ 321,507

[1]	See Note 3.
[2]	As a result of the January 1, 2013 reorganization of certain components between the Generics and Specialty segments, the Company was required to reassign a portion of the carrying amount of goodwill to the Specialty segment.